PREPAYMENTS AND OTHER CURRENT ASSETS - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Due from suppliers	¥ 31,660	$ 4,590	¥ 25,622
Loan receivables	294,130	42,645	169,272
Advances to employees	2,601	377	2,708
Dividend receivable	1,643	238
Deductible value-added tax	44,268	6,418	45,031
Tax refund	234	34	216
Due from hospital	1,138	165	978
Deferred expenses	200	29	1,868
Others	26,767	3,882	26,177
Prepayments and other current assets, gross	402,641	58,378	271,872
Allowance for credit losses	(17,290)	(2,507)	(14,853)
Prepayments and other current assets	¥ 385,351	$ 55,871	¥ 257,019